Share-based payments - Movements of share options (Details)	12 Months Ended
	Dec. 31, 2019 EquityInstruments item ¥ / shares	Dec. 31, 2018 EquityInstruments item ¥ / shares	Dec. 31, 2017 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement
At the beginning of the year | item	24,541,500
At the end of the year | item	24,470,325	24,541,500
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Weightedaverage exercise price | ¥ / shares	¥ 21.13	¥ 19.05
Weightedaverage remaining contractual life	6 years 3 months 15 days	7 years 10 months 10 days
Stock options
Disclosure of terms and conditions of share-based payment arrangement
At the beginning of the year	24,541,500	19,515,600
Granted	2,431,000	8,597,400	19,515,600
Forfeited	(2,502,175)	(3,571,500)
At the end of the year	24,470,325	24,541,500	19,515,600